UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES


Investment Company Act file number 811-3189

Name of Fund:  Summit Cash Reserves Fund of Financial Institutions
               Series Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Terry K. Glenn, President, Summit Cash Reserves Fund of Financial Institutions Series Trust,
800 Scudders Mill Road, Plainsboro, NJ,  08536.  Mailing address:
P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 05/31/03

Date of reporting period: 06/01/02 - 05/31/03

Item 1 - Attach shareholder report



(BULL LOGO)
Merrill Lynch Investment Managers


Annual Report
May 31, 2003


Summit
Cash Reserves
Fund
Of Financial Institutions Series Trust


www.mlim.ml.com


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Statements and other information herein are as dated and are subject to change.



Summit Cash Reserves Fund
Of Financial Institutions Series Trust
Box 9011
Princeton, NJ
08543-9011



Printed on post-consumer recycled paper



Summit Cash Reserves Fund, May 31, 2003


DEAR SHAREHOLDER


For the year ended May 31, 2003, Summit Cash Reserves Fund's Class A and Class B Shares had net annualized yields of 1.15% and .38%, respectively.* For the six-month period ended May 31, 2003, the Fund's Class A and Class B Shares had net annualized yields of 1.01% and .24%, respectively.* The Fund's 7-day yield as of May 31, 2003 was .99% for Class A Shares and .22% for Class B Shares.

The average portfolio maturity for Summit Cash Reserves Fund at May 31, 2003 was 54 days compared to 57 days at November 30, 2002.


The Environment
During the six-month period ended May 31, 2003, U.S. economic activity slowed as consumer and business spending came to a standstill, threatened by the impending war with Iraq. Preliminary reports for the first quarter of 2003 estimated gross domestic product growth at 1.9%, representing only a modest improvement from an equally disappointing 1.4% figure for the fourth quarter of 2002. Employment data remained weak and corporations have been trimming expenses to achieve profitability, but few have seen top-line growth. The expected increase in business capital expenditures has not yet materialized, as there is still overcapacity in many sectors. Low mortgage rates supported the strength in the housing market and mortgage refinancing provided consumers with some financial flexibility.

Most recently, the U.S. Treasury market has added to gains posted during the safe-haven trade in the first quarter of 2003. Yields across the maturity spectrum continue to establish new historical lows. Investors in the fixed income markets have begun to price in further interest rate cuts, as the Federal Reserve Board remains concerned about preventing deflation. Nonetheless, equity markets surged during the second quarter of 2003, encouraged by an accommodative monetary policy and the passage of President Bush's tax-cut plan. Consumer confidence, which had recently slumped, has currently begun to steadily increase, suggesting a recovery may be on the way.


*Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.



Portfolio Matters
While the portfolio's duration and composition was relatively unchanged since year end, volatile swings in financial markets created distinct buying and selling opportunities. We sold the six-month and one-year sectors of the curve where quality spreads collapsed and prices outperformed relative to longer maturities. We focused our buying in the much steeper sectors of 18 months and two years, which endured the brunt of the selling pressure during these swings. Our overweight to variable rate product enabled this greater flexibility in our fixed rate purchases, as we had adequate protection against higher interest rates to compensate for the additional interest rate exposure we were willing to incur.

Believing that the Federal Reserve Board must assure a sustainable recovery, it is our opinion that interest rates should remain unchanged at least through the remainder of 2003. With that in mind, our strategy remains the same. We expect to add modestly to our fixed rate exposure during backups, as the pickup in yield compared to shorter paper is too compelling to ignore. The shorter sectors continue to represent little-to-no value as most yields are below overnight financing levels.

Corporate spreads have steadily improved as a byproduct of investors' anticipation of faster economic growth. Expecting this trend to continue, we have recently favored the corporate and bank sectors over the government and agency sectors, which we previously preferred. We anticipate the efforts to stimulate the economy by means of both monetary and fiscal policy, while lowering short-term interest rates, will ultimately result in a steeper yield curve. Thus, efforts to maintain an appropriate balance between fixed and floating rate product will be paramount.



Summit Cash Reserves Fund, May 31, 2003


The Fund's portfolio composition at the end of the May period and as of our last report to shareholders is detailed as follows:


                                            5/31/03     11/30/02

Bank Notes                                     5.4%         --
Certificates of Deposit--European              1.1         0.1%
Certificates of Deposit--Yankee               10.8         4.0
Commercial Paper                              21.4        34.5
Corporate Notes                                0.5         4.2
Funding Agreements                             3.8         3.8
Medium-Term Notes                             13.4         7.9
Municipal Notes                                0.5         0.5
Promissory Notes                               0.3          --
U.S. Government, Agency & Instrumentality
Obligations--Discount                           --         0.7
U.S. Government, Agency & Instrumentality
Obligations--Non-Discount                     42.7        44.2
Other Assets Less Liabilities                  0.1         0.1
                                             ------      ------
Total                                        100.0%      100.0%
                                             ======      ======



In Conclusion
We thank you for your investment in Summit Cash Reserves Fund, and we look forward to reviewing our investment strategy and outlook with you in our next report to shareholders.


Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Trustee



(Richard J. Mejzak)
Richard J. Mejzak
Vice President and Portfolio Manager



July 3, 2003



Summit Cash Reserves Fund, May 31, 2003


SCHEDULE OF INVESTMENTS                                                     (in Thousands)

                                   Face          Interest        Maturity
Issue                             Amount          Rate*            Date             Value
Bank Notes--5.4%

Bank of Scotland                 $  3,000          1.401++ %      1/16/2004        $ 3,001
PLC                                 2,000          1.33++         1/23/2004          2,000

Fleet National Bank                 5,000          1.499++        7/31/2003          5,000

Total Bank Notes (Cost--$10,001)                                                    10,001


Certificates of Deposit--European--1.1%

Credit Suisse                       2,000          1.25           6/09/2003          2,000
First Boston
International Ltd.

Total Certificates of Deposit--European (Cost--$2,000)                               2,000


Certificates of Deposit--Yankee--10.8%

Abbey National Treasury               400          1.265++        4/02/2004            400
Services PLC, NY

BNP Paribas, NY                       250          1.83           7/28/2003            250
                                    4,000          1.29++         3/08/2004          4,000

Canadian Imperial                   5,000          1.33++         6/15/2004          5,000
Bank of Commerce, NY

Deutsche Bank AG                    3,000          1.575++        6/21/2004          3,000

Royal Bank of                         900          1.875         10/24/2003            902
Canada, NY

Societe Generale, NY                3,000          1.30++         2/12/2004          3,000

SwedBank Inc., NY                   2,000          1.248++        6/20/2003          2,000

Toronto-Dominion                    1,500          1.26++         9/26/2003          1,500
Bank, NY

Total Certificates of Deposit--Yankee (Cost--$20,052)                               20,052


Commercial Paper--21.4%

Apreco, Inc.                        1,932          1.26           6/26/2003          1,930

Danske Corp.                        1,000          1.25           7/14/2003            998

Dexia Delaware LLC                  5,000          1.27           6/18/2003          4,997

Dorada Finance Inc.                 4,742          1.30           7/01/2003          4,737

Falcon Asset                        1,542          1.26           6/25/2003          1,541
Securitization                      5,935          1.27           6/26/2003          5,930

Goldman Sachs                       8,000          1.29++        10/09/2003          7,964
Group, Inc.

Kitty Hawk                          2,273          1.30           6/18/2003          2,272
Funding Corp.

Morgan Stanley                      1,000          1.455++        8/19/2003          1,000
Group, Inc.                         5,000          1.455++        1/09/2004          5,000



                                   Face          Interest        Maturity
Issue                             Amount          Rate*            Date             Value
Commercial Paper (concluded)

PB Finance                        $ 1,300          1.32 %         6/02/2003       $  1,300
(Delaware)

Sigma Finance                       2,000          1.27++         5/17/2004          2,000
Corporation

Total Commercial Paper (Cost--$39,706)                                              39,669


Corporate Notes--0.5%

Wal-Mart Stores, Inc.               1,000          4.878          6/01/2003          1,000

Total Corporate Notes (Cost--$1,000)                                                 1,000


Funding Agreements--3.8%
GE Life and Annuity                 2,000          1.37++        10/01/2003          2,000
Assurance Co.

Pacific Life                        5,000          1.40++         2/02/2004          5,000
Insurance Co.

Total Funding Agreements (Cost--$7,000)                                              7,000


Medium-Term Notes--13.4%

American Honda                      2,000          1.249++       10/06/2003          2,001
Finance Corp.                       2,000          1.49++        11/10/2003          2,002
                                    3,000          1.49++         2/17/2004          3,009

BMW US Capital Group                  500          1.31++        12/10/2003            500

General Electric                    4,000          1.575++       11/07/2003          4,002
Capital Corp.                       2,000          1.348++        7/16/2004          2,000

Holmes Financing                      900          1.31++        10/15/2003            900
Number 6

Morgan Stanley                      3,000          1.361++        9/19/2003          3,001
Group, Inc.

Northern Rock PLC                   2,000          1.29++        11/19/2003          2,000

Salomon, Smith                      1,750          1.609++        7/18/2003          1,750
Barney Holdings, Inc.               1,500          1.478++       12/19/2003          1,501

U.S. Bancorp                        2,050          1.54++         9/15/2003          2,051

Total Medium-Term Notes (Cost--$24,715)                                             24,717


Municipal Bonds--0.5%

California State,                   1,000          1.32++         6/20/2003          1,000
Revenue Anticipation
Note

Total Municipal Bonds (Cost--$1,000)                                                 1,000



Summit Cash Reserves Fund, May 31, 2003


SCHEDULE OF INVESTMENTS (concluded)                                               (in Thousands)

                                   Face          Interest        Maturity
Issue                             Amount          Rate*            Date             Value
Promissory Notes--0.3%

Morgan Stanley                   $    500          1.535++%       2/02/2004        $   500
Group, Inc.

Total Promissory Notes (Cost--$500)                                                    500


U.S. Government, Agency & Instrumentality
Obligations--Non-Discount--42.7%

Fannie Mae                          3,000          1.168++        6/09/2003          3,000
                                    1,000          4.75          11/14/2003          1,016
                                    4,000          1.134++        1/16/2004          4,000
                                      500          2.46           8/19/2004            501
                                      155          2.40          10/29/2004            156
                                    1,000          2.20           1/14/2005          1,006

Federal Farm                        4,650          1.18++        10/01/2003          4,650
Credit Bank                         1,000          1.17++        11/14/2003          1,000
                                    2,000          1.18++        12/24/2003          2,000
                                    1,000          1.25++         2/23/2004          1,000
                                      750          1.20++         3/01/2004            750
                                    6,000          1.185++        4/07/2004          5,998
                                    3,000          1.136++        6/21/2004          3,000
                                    9,000          1.25++         2/07/2005          8,997



                                   Face          Interest        Maturity
Issue                             Amount          Rate*            Date             Value
U.S. Government, Agency & Instrumentality
Obligations--Non-Discount (concluded)

Federal Farm                     $  5,000          1.23++ %       2/24/2005       $  4,999
Credit Bank                           700          1.238++        2/21/2006            700
(concluded)                           500          1.268++        2/20/2008            500

Federal Home                       15,000          1.099++        9/15/2003         15,000
Loan Bank                           1,000          1.125++       12/29/2003          1,000
                                    2,400          3.75           4/15/2004          2,453
                                    1,000          3.375          6/15/2004          1,022
                                    1,000          1.139++        7/06/2004          1,000
                                    2,000          4.125          1/14/2005          2,090

Freddie Mac                         2,000          2.50           8/20/2004          2,005
                                      720          2.35          10/08/2004            723
                                      560          2.125          4/28/2005            562

Student Loan                       10,000          1.34++         2/12/2004          9,999
Marketing Association

Total U.S. Government, Agency & Instrumentality
Obligations--Non-Discount (Cost--$79,074)                                           79,127

Total Investments (Cost--$185,048)--99.9%                                          185,066
Other Assets Less Liabilities--0.1%                                                    140
                                                                                  --------
Net Assets--100.0%                                                                $185,206
                                                                                  ========

*Commercial Paper and certain U.S. Government, Agency &
Instrumentality Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates through maturity. The interest rates on variable rate securities are adjusted periodically based on appropriate indexes. The interest rates shown are the rates in effect at May 31, 2003.
++Variable rate notes.

See Notes to Financial Statements.



Summit Cash Reserves Fund, May 31, 2003


FINANCIAL INFORMATION

Statement of Assets and Liabilities as of May 31, 2003
Assets:           Investments, at value (identified cost--$185,048,480*)                                       $185,065,945
                  Cash                                                                                              245,624
                  Receivables:
                     Interest                                                                 $    340,167
                     Beneficial interest sold                                                      115,956          456,123
                                                                                              ------------
                  Prepaid registration fees and other assets                                                         63,735
                                                                                                               ------------
                  Total assets                                                                                  185,831,427
                                                                                                               ------------

Liabilities:      Payables:
                     Beneficial interest redeemed                                                  435,412
                     Distributor                                                                    85,637
                     Other affiliates                                                               27,313
                     Investment adviser                                                             22,082
                     Dividends to shareholders                                                       7,202          577,646
                                                                                              ------------
                  Accrued expenses                                                                                   47,988
                                                                                                               ------------
                  Total liabilities                                                                                 625,634
                                                                                                               ------------

Net Assets:       Net assets                                                                                   $185,205,793
                                                                                                               ============

Net Assets        Class A Shares of beneficial interest, $.10 par value, unlimited number of
Consist of:       shares authorized                                                                            $  5,805,339
                  Class B Shares of beneficial interest, $.10 par value, unlimited number of
                  shares authorized                                                                              12,713,494
                  Paid-in capital in excess of par                                                              166,669,495
                  Unrealized appreciation on investments--net                                                        17,465
                                                                                                               ------------
                  Net assets                                                                                   $185,205,793
                                                                                                               ============

Net Asset         Class A--Based on net assets of $58,061,410 and 58,053,388 shares of
Value:            beneficial interest outstanding                                                              $       1.00
                                                                                                               ============
                  Class B--Based on net assets of $127,144,383 and 127,134,941 shares of
                  beneficial interest outstanding                                                              $       1.00
                                                                                                               ============

*Cost for Federal income tax purposes. As of May 31, 2003, net unrealized appreciation for Federal income tax purposes amounted to $17,465, of which $55,994 related to appreciated securities and $38,529 related to depreciated securities.

See Notes to Financial Statements.



Summit Cash Reserves Fund, May 31, 2003


FINANCIAL INFORMATION (continued)

Statement of Operations

                                                                                                         For the Year Ended
                                                                                                               May 31, 2003
Investment        Interest and amortization of premium and discount earned                                     $  3,519,896
Income:

Expenses:         Distribution fees--Class B                                                  $  1,106,877
                  Investment advisory fees                                                       1,030,578
                  Transfer agent fees--Class B                                                     135,765
                  Accounting services                                                               68,034
                  Registration fees                                                                 61,144
                  Professional fees                                                                 58,500
                  Transfer agent fees--Class A                                                      46,796
                  Trustees' fees and expenses                                                       37,247
                  Printing and shareholder reports                                                  32,212
                  Custodian fees                                                                    18,943
                  Pricing fees                                                                         835
                  Other                                                                             15,185
                                                                                              ------------
                  Total expenses before waiver                                                   2,612,116
                  Waiver of expenses                                                             (267,216)
                                                                                              ------------
                  Total expenses after waiver                                                                     2,344,900
                                                                                                               ------------
                  Investment income--net                                                                          1,174,996
                                                                                                               ------------

Realized &        Realized gain on investments--net                                                                  65,754
Unrealized        Change in unrealized appreciation on investments--net                                           (116,180)
Gain (Loss) on                                                                                                 ------------
Investments--Net: Total realized and unrealized loss on investments--net                                           (50,426)
                                                                                                               ------------
                  Net Increase in Net Assets Resulting from Operations                                         $  1,124,570
                                                                                                               ============

See Notes to Financial Statements.



Statements of Changes in Net Assets

                                                                                                For the Year Ended May 31,
Increase (Decrease) in Net Assets:                                                                  2003             2002
Operations:       Investment income--net                                                      $  1,174,996     $  4,184,058
                  Realized gain on investments--net                                                 65,754           63,759
                  Change in unrealized appreciation/depreciation on investments--net             (116,180)        (350,699)
                                                                                              ------------     ------------
                  Net increase in net assets resulting from operations                           1,124,570        3,897,118
                                                                                              ------------     ------------

Dividends &       Investment income--net:
Distributions to     Class A                                                                     (650,373)      (1,500,944)
Shareholders:        Class B                                                                     (524,623)      (2,683,114)
                  Realized gain on investments--net:
                     Class A                                                                      (17,933)         (17,040)
                     Class B                                                                      (47,821)         (46,719)
                                                                                              ------------     ------------
                  Net decrease in net assets resulting from dividends and distributions
                  to shareholders                                                              (1,240,750)      (4,247,817)
                                                                                              ------------     ------------

Beneficial Interest  Decrease in net assets derived from beneficial interest transactions      (2,830,928)     (45,380,279)
Transactions:                                                                                 ------------     ------------

Net Assets:       Total decrease in net assets                                                 (2,947,108)     (45,730,978)
                  Beginning of year                                                            188,152,901      233,883,879
                                                                                              ------------     ------------
                  End of year                                                                 $185,205,793     $188,152,901
                                                                                              ============     ============

See Notes to Financial Statements.



Summit Cash Reserves Fund, May 31, 2003


FINANCIAL INFORMATION (concluded)

Financial Highlights

The following per share data and ratios have been derived                                Class A
from information provided in the financial statements.
                                                                                For the Year Ended May 31,
Increase (Decrease) in Net Asset Value:                          2003         2002         2001         2000          1999
Per Share         Net asset value, beginning of year           $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
Operating                                                      --------     --------     --------     --------     --------
Performance:      Investment income--net                          .0111        .0238        .0560        .0508        .0556
                  Realized and unrealized gain (loss)
                  on investments--net                             .0004        .0009        .0023      (.0005)      (.0004)
                                                               --------     --------     --------     --------     --------
                  Total from investment operations                .0115        .0247        .0583        .0503        .0552
                                                               --------     --------     --------     --------     --------
                  Less dividends and distributions:
                     Investment income--net                     (.0111)      (.0238)      (.0560)      (.0508)      (.0556)
                     Realized gain on investments--net          (.0003)      (.0003)      (.0001)           --         --++
                                                               --------     --------     --------     --------     --------
                  Total dividends and distributions             (.0114)      (.0241)      (.0561)      (.0508)      (.0556)
                                                               --------     --------     --------     --------     --------
                  Net asset value, end of year                 $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                               ========     ========     ========     ========     ========
                  Total investment return**                       1.15%        2.42%        5.65%        5.17%        5.71%
                                                               ========     ========     ========     ========     ========

Ratios to         Expenses, net of waiver                          .59%         .72%         .67%         .67%         .34%
Average                                                        ========     ========     ========     ========     ========
Net Assets:       Expenses                                         .72%         .72%         .67%         .71%        1.04%
                                                               ========     ========     ========     ========     ========
                  Investment income and realized gain
                  on investments--net                             1.14%        2.41%        5.47%        5.09%        4.75%
                                                               ========     ========     ========     ========     ========

Supplemental      Net assets, end of year (in thousands)       $ 58,062     $ 52,552     $ 68,962     $ 52,564     $ 56,512
Data:                                                          ========     ========     ========     ========     ========




                                                                                         Class B
                                                                                                                 For the
The following per share data and ratios have been derived                                                         Period
from information provided in the financial statements.                                                     Oct. 9, 1998++++
                                                                         For the Year Ended May 31,             to May 31,
Increase (Decrease) in Net Asset Value:                          2003         2002         2001         2000       1999
Per Share         Net asset value, beginning of period         $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
Operating                                                      --------     --------     --------     --------     --------
Performance:      Investment income--net                          .0035        .0162        .0497        .0432        .0260
                  Realized and unrealized gain (loss)
                  on investments--net                             .0004        .0009        .0024      (.0004)      (.0002)
                                                               --------     --------     --------     --------     --------
                  Total from investment operations                .0039        .0171        .0521        .0428        .0258
                                                               --------     --------     --------     --------     --------
                  Less dividends and distributions:
                     Investment income--net                     (.0035)      (.0162)      (.0497)      (.0432)      (.0260)
                     Realized gain on investments--net          (.0003)      (.0003)      (.0001)           --         --++
                                                               --------     --------     --------     --------     --------
                  Total dividends and distributions             (.0038)      (.0165)      (.0498)      (.0432)      (.0260)
                                                               --------     --------     --------     --------     --------
                  Net asset value, end of period               $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                               ========     ========     ========     ========     ========
                  Total investment return**                        .38%        1.65%        4.82%        4.38%       4.12%*
                                                               ========     ========     ========     ========     ========

Ratios to         Expenses, net of waiver                         1.36%        1.48%        1.44%        1.43%       1.10%*
Average                                                        ========     ========     ========     ========     ========
Net Assets:       Expenses                                        1.48%        1.48%        1.44%        1.48%       1.46%*
                                                               ========     ========     ========     ========     ========
                  Investment income and realized gain
                  on investments--net                              .39%        1.66%        4.78%        4.33%       3.99%*
                                                               ========     ========     ========     ========     ========

Supplemental      Net assets, end of period (in thousands)     $127,144     $135,601     $164,922     $174,683     $166,818
Data:                                                          ========     ========     ========     ========     ========


*Annualized.
**The Fund's Investment Adviser waived a portion of its management fee when applicable. Without such waiver, the Fund's performance would have been lower.
++Amount is less than $(.0001) per share.
++++Commencement of operations.

See Notes to Financial Statements.



Summit Cash Reserves Fund, May 31, 2003


NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:
Summit Cash Reserves Fund (the "Fund") is a separate fund offering a separate class of shares of Financial Institutions Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which comprises a series of separate portfolios offering a separate class of shares to select groups of purchasers. The Fund is currently the only operating series of the Trust. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Both classes of shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class and Class B Shares bear certain expenses related to the distribution of such shares. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Portfolio securities with remaining maturities of greater than sixty days, for which market quotations are readily available, are valued at market value. As securities transition from sixty-one to sixty days to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Securities maturing sixty days or less from their date of acquisition are valued at amortized cost, which approximates market value. For the purposes of valuation, the maturity of a variable rate security is deemed to be the next coupon date on which the interest rate is to be adjusted. Other investments for which market quotations are not readily available are valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.

(b) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Repurchase agreements--The Fund invests in money market securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Fund takes possession of the underlying securities, marks to market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized. If the counterparty defaults and the fair value of the collateral declines, liquidation of the collateral by the Fund may be delayed or limited.

(f) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests monthly such dividends (net of non-resident alien tax and backup withholding tax) in additional fund shares at net asset value. Dividends and distributions are declared from the total of net investment income and net realized gain or loss on investments.


2. Investment Advisory Agreement:
The Fund has entered into an Investment Management Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has entered into a Distribution Agreement and Distribution Plan with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.



Summit Cash Reserves Fund, May 31, 2003


NOTES TO FINANCIAL STATEMENTS (continued)


FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities and equipment to provide such services to the Fund. FAM also performs certain administrative services necessary for the operation of the Trust and the Fund. For such services, FAM receives a fee from the Fund at the end of each month at the annual rate of .50% of the average daily net assets of the Fund. For the year ended May 31, 2003, FAM earned fees of $1,030,578, of which $267,216 was waived.

Pursuant to the Distribution Plan adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor an ongoing distribution fee accrued daily and paid monthly at the annual rate of .75% of the Fund's average daily net assets attributable to Class B Shares. This fee is used to help defray the expenses associated with marketing activities and services related to Class B Shares.

For the year ended May 31, 2003, MLPF&S received contingent deferred sales charges of $489,718 relating to transactions in Class B
Shares.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

For the year ended May 31, 2003, the Fund reimbursed FAM $4,707 for certain accounting services.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FAMD, FDS, and/or ML & Co.


3. Shares of Beneficial Interest:
Net decrease in net assets derived from beneficial interest transactions was $2,830,928 and $45,380,279 for the years ended May 31, 2003 and May 31, 2002, respectively.

Transactions in shares of beneficial interest for each class were as follows:


Class A Shares for the Year                               Dollar
Ended May 31, 2003                       Shares           Amount

Shares sold                           60,748,725      $  60,748,725
Automatic conversion of shares         2,485,299          2,485,299
Shares issued to shareholders
in reinvestment of dividends
and distributions                        595,315            595,315
                                   -------------      -------------
Total issued                          63,829,339         63,829,339
Shares redeemed                     (58,287,890)       (58,287,890)
                                   -------------      -------------
Net increase                           5,541,449      $   5,541,449
                                   =============      =============



Class A Shares for the Year                               Dollar
Ended May 31, 2002                       Shares           Amount

Shares sold                          248,688,522      $ 248,688,522
Automatic conversion of shares         1,646,760          1,646,760
Shares issued to shareholders
in reinvestment of dividends
and distributions                      1,263,666          1,263,666
                                   -------------      -------------
Total issued                         251,598,948        251,598,948
Shares redeemed                    (267,918,256)      (267,918,256)
                                   -------------      -------------
Net decrease                        (16,319,308)      $(16,319,308)
                                   =============      =============



Class B Shares for the Year                               Dollar
Ended May 31, 2003                       Shares           Amount

Shares sold                          122,184,432      $ 122,184,432
Shares issued to shareholders
in reinvestment of dividends
and distributions                        516,944            516,944
                                   -------------      -------------
Total issued                         122,701,376        122,701,376
Automatic conversion of shares       (2,485,299)        (2,485,299)
Shares redeemed                    (128,588,454)      (128,588,454)
                                   -------------      -------------
Net decrease                         (8,372,377)      $ (8,372,377)
                                   =============      =============



Summit Cash Reserves Fund, May 31, 2003


NOTES TO FINANCIAL STATEMENTS (concluded)


Class B Shares for the Year                               Dollar
Ended May 31, 2002                       Shares           Amount

Shares sold                          154,693,834      $ 154,693,834
Shares issued to shareholders
in reinvestment of dividends
and distributions                      2,473,538          2,473,538
                                   -------------      -------------
Total issued                         157,167,372        157,167,372
Automatic conversion of shares       (1,646,760)        (1,646,760)
Shares redeemed                    (184,581,583)      (184,581,583)
                                   -------------      -------------
Net decrease                        (29,060,971)      $(29,060,971)
                                   =============      =============



4. Distributions to Shareholders:
The tax character of distributions paid during the fiscal years ended May 31, 2003 and May 31, 2002 was as follows:


                                      5/31/2003         5/31/2002

Distributions paid from:
   Ordinary income                 $   1,240,750      $   4,247,817
                                   -------------      -------------
Total taxable distributions        $   1,240,750      $   4,247,817
                                   =============      =============


As of May 31, 2003, there were no significant differences between the book and tax components of net assets.



Summit Cash Reserves Fund, May 31, 2003



INDEPENDENT AUDITORS' REPORT


To the Shareholders and Board of Trustees of Summit Cash Reserves Fund of Financial
Institutions Series Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Summit Cash Reserves Fund of Financial Institutions Series Trust as of May 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the respective periods then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Summit Cash Reserves Fund of Financial Institutions Series Trust as of May 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the respective periods then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
Princeton, New Jersey
July 8, 2003




IMPORTANT TAX INFORMATION (unaudited)


Of the ordinary income distributions paid by Summit Cash Reserves Fund of Financial Institutions Series Trust during the fiscal year ended May 31, 2003, 28.79% was attributable to Federal obligations. In calculating the foregoing percentage, Fund expenses have been allocated on a pro rata basis.

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult your tax adviser to determine if any portion of the dividends you received is exempt from state income tax.

Please retain this information for your records.




Summit Cash Reserves Fund, May 31, 2003


OFFICERS AND TRUSTEES

                                                                                              Number of
                                                                                              Portfolios    Other Public
                                                                                               in Fund       Director-
                       Position(s)   Length                                                    Complex         ships
                           Held     of Time                                                  Overseen by      Held by
Name, Address & Age     with Fund    Served   Principal Occupation(s) During Past 5 Years      Trustee        Trustee
Interested Trustee

Terry K. Glenn*         President    1999 to  President and Chairman of Merrill Lynch         114 Funds      None
P.O. Box 9011           and          present  Investment Managers, L.P. ("MLIM")/Fund      159 Portfolios
Princeton,              Trustee      and      Asset Management, L.P. ("FAM")--Advised
NJ 08543-9011                        1983 to  Funds since 1999; Chairman (Americas
Age: 62                              present  Region) of MLIM from 2000 to 2002; Executive
                                              Vice President of MLIM and FAM (which terms
                                              as used herein include their corporate
                                              predecessors) from 1983 to 2002; President
                                              of FAM Distributors, Inc. ("FAMD") from 1986
                                              to 2002 and Director thereof from 1991 to
                                              2002; Executive Vice President and Director
                                              of Princeton Services, Inc. ("Princeton
                                              Services") from 1993 to 2002; President of
                                              Princeton Administrators, L.P. from 1989 to
                                              2002; Director of Financial Data Services,
                                              Inc. from 1985 to 2002.


*Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which FAM or MLIM acts as investment adviser. Mr. Glenn is an "interested person," as described in the Investment Company Act, of the Fund based on his former positions with FAM, MLIM, FAMD, Princeton Services, and
Princeton Administrators, L.P. The Trustee's term is unlimited.
Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As Fund President, Mr. Glenn serves at the pleasure of the Board of Trustees.



Summit Cash Reserves Fund, May 31, 2003


OFFICERS AND TRUSTEES (continued)

                                                                                              Number of
                                                                                              Portfolios    Other Public
                                                                                               in Fund       Director-
                       Position(s)   Length                                                    Complex         ships
                           Held     of Time                                                  Overseen by      Held by
Name, Address & Age     with Fund   Served*   Principal Occupation(s) During Past 5 Years      Trustee        Trustee
Independent Trustees

James H. Bodurtha       Trustee      2002 to  Director and Executive Vice President,           39 Funds      None
P.O. Box 9095                        present  The China Business Group, Inc. since 1995;    58 Portfolios
Princeton,                                    Chairman, Berkshire Holding Corporation
NJ 08543-9095                                 since 1982.
Age: 59


Joe Grills              Trustee      1994 to  Member of the Committee of Investment of         39 Funds      Kimco
P.O. Box 9095                        present  Employee Benefit Assets of the Association    58 Portfolios    Realty
Princeton,                                    of Financial Professionals ("CIEBA") since                     Corporation
NJ 08543-9095                                 1986 and its Chairman from 1991 to 1992;
Age: 68                                       Member of the Investment Advisory
                                              Committees of the State of New York
                                              Common Retirement Fund since 1989,
                                              Member of the Investment Advisory
                                              Committee of the Howard Hughes Medical
                                              Institute from 1997 to 2000; Director,
                                              Duke Management Company since 1992 and
                                              Vice Chairman thereof since 1998; Director,
                                              LaSalle Street Fund from 1995 to 2001;
                                              Director, Kimco Realty Corporation since
                                              1997; Member of the Investment Advisory
                                              Committee of the Virginia Retirement System
                                              since 1998 and Vice Chairman thereof since
                                              2002; Director, Montpelier Foundation since
                                              1998 and Vice Chairman thereof since 2000;
                                              Member of the Investment Committee of the
                                              Woodberry Forest School since 2000; Member
                                              of the Investment Committee of the National
                                              Trust for Historic Preservation since 2000.


Herbert I. London       Trustee      2002 to  John M. Olin Professor of Humanities,            39 Funds      None
P.O. Box 9095                        present  New York University since 1993 and            58 Portfolios
Princeton,                                    Professor thereof since 1980; President
NJ 08543-9095                                 of Hudson Institute since 1997 and Trustee
Age: 64                                       thereof since 1980.


*The Trustee's term is unlimited. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.



Summit Cash Reserves Fund, May 31, 2003


OFFICERS AND TRUSTEES (continued)

                                                                                              Number of
                                                                                              Portfolios    Other Public
                                                                                               in Fund       Director-
                       Position(s)   Length                                                    Complex         ships
                           Held     of Time                                                  Overseen by      Held by
Name, Address & Age     with Fund   Served*   Principal Occupation(s) During Past 5 Years      Trustee        Trustee
Independent Trustees (concluded)

Andre F. Perold         Trustee      2002 to  George Gund Professor of Finance and             39 Funds      None
P.O. Box 9095                        present  Banking, Harvard Business School since        58 Portfolios
Princeton,                                    2000 and a member of the faculty since 1979;
NJ 08543-9095                                 Director and Chairman of the Board, UNX,
Age: 51                                       Inc. since 2003; Director, Stockback.com
                                              from 2002 to 2002; Director, Sanlam Limited
                                              and Sanlam Life since 2001; Director, Genbel
                                              Securities and Gensec Bank since 1999;
                                              Director, Bulldogresearch.com from 2000
                                              to 2001; Director, Sanlam Investment
                                              Management from 1999 to 2001; Director,
                                              Quantec Limited from 1991 to 1999.


Roberta Cooper Ramo     Trustee      2002 to  Shareholder, Modrall, Sperling, Roehl,           39 Funds      None
P.O. Box 9095                        present  Harris & Sisk, P.A. since 1993; Director of   58 Portfolios
Princeton,                                    Cooper's, Inc. since 1999 and Chairman of
NJ 08543-9095                                 the Board since 2000; Director of EMCM,
Age: 60                                       Inc. since 2001.


Robert S. Salomon, Jr.  Trustee      1996 to  Principal of STI Management since 1994;          39 Funds      None
P.O. Box 9095                        present  Trustee of Commonfund from 1980 to 2001;      58 Portfolios
Princeton,                                    Director of Rye Country Day School since
NJ 08543-9095                                 2001.
Age: 66


Stephen B. Swensrud     Trustee      1984 to  Chairman, Fernwood Advisors (investment          40 Funds      None
P.O. Box 9095                        present  adviser) since 1996; Principal of Fernwood    59 Portfolios
Princeton,                                    Associates (financial consultant) since
NJ 08543-9095                                 1975; Chairman of RPP Corporation since
Age: 69                                       1978; Director, International Mobile
                                              Communications, Inc. since 1998.


*The Trustee's term is unlimited. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.



Summit Cash Reserves Fund, May 31, 2003


OFFICERS AND TRUSTEES (concluded)

                       Position(s)   Length
                           Held     of Time
Name, Address & Age     with Fund   Served*   Principal Occupation(s) During Past 5 Years
Fund Officers

Donald C. Burke         Vice         1993 to  First Vice President of MLIM and FAM since 1997 and Treasurer thereof since
P.O. Box 9011           President    present  1999; Senior Vice President and Treasurer of Princeton Services since 1999;
Princeton,              and          and      Vice President of FAMD since 1999; Director of MLIM Taxation since 1990.
NJ 08543-9011           Treasurer    1999 to
Age: 42                              present


Kevin J. McKenna        Senior       1998 to  Managing Director of MLIM and Head of MLIM Americas Fixed Income since
P.O. Box 9011           Vice         present  2000; Director (Global Fixed Income) of MLIM from 1997 to 2000.
Princeton,              President
NJ 08543-9011
Age: 46


Richard J. Mejzak       Vice         2001 to  Director (Global Fixed Income) of MLIM since 2000; Vice President of MLIM
P.O. Box 9011           President    present  from 1996 to 2000.
Princeton,
NJ 08543-9011
Age: 34


Phillip S. Gillespie    Secretary    2002 to  First Vice President of MLIM since 2001; Director from 2000 to 2001;
P.O. Box 9011                        present  Vice President from 1999 to 2000 and Attorney associated with MLIM since
Princeton,                                    1998; Assistant General Counsel of Chancellor LGT Asset Management, Inc.
NJ 08543-9011                                 from 1997 to 1998.
Age: 39


*Officers of the Fund serve at the pleasure of the Board of Trustees.


Further information about the Fund's Officers and Trustees is available in the Fund's Statement of Additional Information, which can be obtained without charge by calling 1-800-MER-FUND.



Custodian
The Bank of New York
100 Church Street
New York, NY 10286


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-221-7210




Item 2 - Did registrant adopt a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State here if code of ethics/amendments/waivers are on website and give website address-. State here if fund will send code of ethics to shareholders without charge upon request--N/A (annual requirement only and not required to be answered until the registrant's fiscal year-end on or after July 15, 2003)

Item 3 - Did the registrant's board of directors determine that the registrant either: (i) has at least one audit committee financial expert serving on its audit committee; or (ii) does not have an audit committee financial expert serving on its audit committee? If yes, disclose name of financial expert and whether he/she is "independent," (fund may, but is not required, to disclose name/independence of more than one financial expert) If no, explain why not. -N/A (annual requirement only and not required to be answered until the registrant's fiscal year-end on or after July 15,
2003)

Item 4 - Disclose annually only (not answered until December 15,
2003)

(a) Audit Fees - Disclose aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A.

(b) Audit-Related Fees - Disclose aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

(c) Tax Fees - Disclose aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.
Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

(d) All Other Fees - Disclose aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs
(a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A.

(e)(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A.

(f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A.

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A.

(h) Disclose whether the registrant's audit committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. N/A.

Item 5 - If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act, state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee in Section 3(a)(58)(B) of the Exchange Act, so state. N/A

If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act regarding an exemption from the listing standards for audit committees. N/A

(Listed issuers must be in compliance with the new listing rules by the earlier of their first annual shareholders meeting after January 2004, or October 31, 2004 (annual requirement))

Item 6 - Reserved

Item 7 - For closed-end funds that contain voting securities in their portfolio, describe the policies and procedures that it uses to determine how to vote proxies relating to those portfolio securities. N/A

Item 8--Reserved

Item 9(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

Item 9(b)--There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

10(a) - Attach code of ethics or amendments/waivers, unless code of ethics or amendments/waivers is on website or offered to shareholders upon request without charge. N/A.

10(b) - Attach certifications pursuant to Section 302 of the Sarbanes-Oxley Act. Attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Summit Cash Reserves Fund of Financial Institutions Series Trust


By:    _/s/ Terry K. Glenn_______
       Terry K. Glenn,
       President of
       Summit Cash Reserves Fund of Financial Institutions Series
       Trust


Date: July 23, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    _/s/ Terry K. Glenn________
       Terry K. Glenn,
       President of
       Summit Cash Reserves Fund of Financial Institutions Series
       Trust


Date: July 23, 2003


By:    _/s/ Donald C. Burke________
       Donald C. Burke,
       Chief Financial Officer of
       Summit Cash Reserves Fund of Financial Institutions Series
       Trust


Date: July 23, 2003



Attached hereto as a furnished exhibit are the certifications pursuant to Section 906 of the Sarbanes-Oxley Act.